Cost of goods sold and services provided (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Inventories at the beginning of the year	$ 17,807	$ 15,017	$ 35,250
Adjustments previous years	0	0	(12,504)
Purchases and expenses	1,389	86,523	84,303
Capitalized finance costs	0	18	26
Currency translation adjustment	(5,784)	12,410	(2,119)
Transfers	(306)	302	224
Deconsolidation cogs	(4,712)	(233)	0
Incorporated by business combination	0	397	0
Inventories at the end of the period	(1,830)	17,807	15,017
Total costs	$ 6,564	$ 96,627	$ 90,163